Stockholders Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of shares of the Company's common stock issuable upon exercise of options outstanding
Range of exercise price	$ 0.22
Stock Options Outstanding	22,805,512	22,805,512
Weighted average remaining contractual life (Years)	3 years 11 months 12 days
Stock Options Outstanding, Weighted Average Exercise Price	$ 0.22	$ 0.22
Stock Options Exercisable	22,805,512	22,805,512
Stock Options Exercisable, Weighted Average Exercise Price	$ 0.22	$ 0.22